Shareholder Report, Holdings (Details) - Class I	Jun. 30, 2024
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%